Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets, Goodwill and Accumulated Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 5,837	€ 3,927
Ending balance	5,892	5,837
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	46,668	43,323
Additions	880	3,280
Disposals	(45)	(8)
Effect of traslation adj.	82	73
Ending balance	47,585	46,668
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(40,831)	(39,396)
Amortisation	(910)	(1,569)
Disposals	43	8
Effect of traslation adj.	4	126
Ending balance	(41,693)	(40,831)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	317	565
Ending balance	312	317
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,896	13,715
Additions	169
Disposals	(3)	(8)
Effect of traslation adj.	(41)	189
Ending balance	14,021	13,896
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,579)	(13,150)
Amortisation	(158)	(563)
Disposals	1	8
Effect of traslation adj.	27	126
Ending balance	(13,709)	(13,579)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,674	1,441
Ending balance	1,633	1,674
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,926	27,687
Additions	711	1,239
Disposals	(42)
Effect of traslation adj.	22
Ending balance	29,617	28,926
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(27,252)	(26,246)
Amortisation	(752)	(1,006)
Disposals	42
Effect of traslation adj.	(22)
Ending balance	(27,984)	(27,252)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,846	1,921
Ending balance	3,947	3,846
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,846	1,921
Additions		2,041
Effect of traslation adj.	101	(116)
Ending balance	€ 3,947	€ 3,846